DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 3,312.2	$ 2,594.1
Net proceeds from borrowing under revolving credit facilities	(705.6)	708.2
Proceeds from long-term debt	151.1	167.6
Repayment of long-term debt	(86.1)	(233.0)
Repayment of lease liabilities	(200.8)	(79.8)
Total changes from financing cash flows	(841.4)	563.0
Business combinations (Note 4)	73.0	1.6
Foreign currency exchange differences	(220.8)	108.8
Additions and remeasurement of lease liabilities	26.9	27.3
Accretion	20.7	16.8
Other	(19.1)	0.6
Non-cash changes	(119.3)	155.1
Liabilities arising from financing activities, end	2,351.5	3,312.2
Unsecured Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,400.4	1,368.2
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	131.7
Repayment of long-term debt	0.0	(175.4)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	0.0	(43.7)
Business combinations (Note 4)	0.0	0.0
Foreign currency exchange differences	(151.4)	75.2
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.5	0.7
Non-cash changes	(150.9)	75.9
Liabilities arising from financing activities, end	1,249.5	1,400.4
Term Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	319.2	352.3
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	127.2	5.5
Repayment of long-term debt	(86.1)	(53.4)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	41.1	(47.9)
Business combinations (Note 4)	0.8	0.0
Foreign currency exchange differences	(30.2)	14.7
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.3	0.1
Non-cash changes	(29.1)	14.8
Liabilities arising from financing activities, end	331.2	319.2
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	487.8	525.1
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(200.8)	(79.8)
Total changes from financing cash flows	(200.8)	(79.8)
Business combinations (Note 4)	72.2	1.6
Foreign currency exchange differences	(31.5)	13.8
Additions and remeasurement of lease liabilities	26.9	27.3
Accretion	0.0	0.0
Other	(7.4)	(0.2)
Non-cash changes	60.2	42.5
Liabilities arising from financing activities, end	347.2	487.8
R&D Obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	391.5	348.5
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	23.9	30.4
Repayment of long-term debt	0.0	(4.2)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	23.9	26.2
Business combinations (Note 4)	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	20.7	16.8
Other	(12.5)	0.0
Non-cash changes	8.2	16.8
Liabilities arising from financing activities, end	423.6	391.5
Revolving Credit Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	713.3	0.0
Net proceeds from borrowing under revolving credit facilities	(705.6)	708.2
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(705.6)	708.2
Business combinations (Note 4)	0.0	0.0
Foreign currency exchange differences	(7.7)	5.1
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.0	0.0
Non-cash changes	(7.7)	5.1
Liabilities arising from financing activities, end	$ 0.0	$ 713.3